Leases - Schedule of Lease Liabilities and Corresponding Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 17, 2021
Assets
Operating lease right-of-use assets	$ 1,403	$ 1,705
Total lease right-of-use assets	1,403	1,705	$ 2,153	$ 2,300
Current Liabilities
Operating lease liability, current portion	502	492	479
Noncurrent
Operating lease liability, net of current portion	999	1,313	$ 1,704
Total lease liabilities	$ 1,501	$ 1,805		$ 2,300
Weighted average remaining lease term:	3 years 29 days	3 years 9 months 29 days
Weighted average discount rate:	6.00%	6.00%